CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Convertible note payable, discount	$ 308,833	$ 506,237
Common Stock par value	$ 0.001	$ 0.001
Common Stock Authorized	500,000,000	500,000,000
Common Stock Issued	70,947,390	39,114,709
Common Stock Outstanding	70,947,390	39,114,709